Investment Objectives and Goals - Global X Funds	Jul. 15, 2025
Global X PureCap℠ MSCI Consumer Discretionary ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X PureCapSM MSCI Consumer Discretionary ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X PureCapSM MSCI Consumer Discretionary ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Consumer Discretionary Index (the "Underlying Index").

Global X PureCap℠ MSCI Communication Services ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X PureCapSM MSCI Communication Services ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X PureCapSM MSCI Communication Services ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Communication Services Index ("Underlying Index").

Global X PureCap℠ MSCI Information Technology ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X PureCapSM MSCI Information Technology ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X PureCapSM MSCI Information Technology ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Information Technology Index ("Underlying Index").

Global X PureCap℠ MSCI Consumer Staples ETF
Prospectus [Line Items]
Risk/Return [Heading]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X PureCapSM MSCI Consumer Staples ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Consumer Staples Index ("Underlying Index").

Global X PureCap℠ MSCI Energy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X PureCap℠ MSCI Energy ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X PureCapSM MSCI Energy ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Energy Index ("Underlying Index").